Notes Payable - Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Notes Payable Due to Related Parties

The table below reflects Notes payable due to related parties at December 31, 2017 and 2016, respectively

	December 31, 2017	December 31, 2016
The $250,000 Shealy Note	$92,439	$127,408
2016 Related Notes	302,885	230,769
2017 Related Notes	390,000	-
Total notes payable - related party	$785,324	$358,177
Unamortized debt issuance costs	(55,675)	(20,423)
Less current portion	(416,969)	(38,307)
Long-term portion of notes payable-related party	$312,680	$299,447

Schedule of Future Minimum Principal Payments of Notes Payable Related Party	Future minimum principal payments of these notes payable as described in this Note 8 are as follows:
For the Twelve Months Ending December 31,	Amount
2018	$416,969
2019	368,355
TOTAL	$785,324